STOCK-BASED COMPENSATION PLANS Schedule of stock option activity (Details) - Stock options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CAD / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CAD / shares	Dec. 31, 2014 USD ($) $ / shares shares
Number of Shares
Outstanding at the beginning of the period (in shares)	1,315,623		965,911		1,144,057
Granted (in shares)	685,936		651,357		218,331
Exercised (in shares)	(500,184)		(231,704)		(357,136)
Forfeited (in shares)	(37,894)		(69,941)		(39,341)
Outstanding at the end of the period (in shares)	1,463,481		1,315,623		965,911		1,144,057
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 14.61	CAD 19.65	$ 15.44	CAD 21.47	$ 12.00	CAD 13.94
Granted (in dollars per share) | (per share)	25.58	32.16	10.95	14.72	29.94	41.62
Exercised (in dollars per share) | (per share)	11.86	14.91	8.75	11.76	10.37	14.42
Forfeited (in dollars per share) | (per share)	19.55	24.58	14.32	19.25	17.09	23.74
Outstanding at the end of the period (in dollars per share) | (per share)	$ 20.98	CAD 26.38	$ 14.61	CAD 19.65	$ 15.44	CAD 21.47	$ 12.00
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	3 years 2 months		2 years 11 months		2 years 6 months		2 years 11 months
Outstanding at the end of the period	3 years 2 months		2 years 11 months		2 years 6 months		2 years 11 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period | $	$ 4,687		$ 3,541		$ 40,550
Exercised | $	6,997		1,608		6,813
Outstanding at the end of the period | $	$ 4,788		$ 4,687		$ 3,541		$ 40,550